Description of Business (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State of incorporation									Nevada
Date of incorporation									Oct. 16, 2014
Net income (loss)	$ (1,710,143)	$ (1,677,870)	$ (1,428,903)	$ (840,490)	$ (240,636)	$ (229,814)	$ (2,504,223)	$ (340,735)	$ (4,816,916)	$ (1,310,941)	$ (2,979,675)	$ (267,239)	$ (18,300)
Working capital deficit	(1,742,544)						(758,771)		(1,742,544)		(758,771)
Total equity (deficit)	$ 1,363,056						$ (757,898)	$ 96,465	$ 1,363,056		$ (757,898)	$ 96,465